Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended			13 Months Ended	14 Months Ended	18 Months Ended	20 Months Ended	26 Months Ended	35 Months Ended	44 Months Ended	47 Months Ended	48 Months Ended	53 Months Ended	55 Months Ended	59 Months Ended	60 Months Ended	68 Months Ended	75 Months Ended	77 Months Ended	84 Months Ended	96 Months Ended	102 Months Ended	109 Months Ended	118 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Sep. 30, 2024	Sep. 25, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	May 16, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Nov. 01, 2023	Oct. 31, 2023	Sep. 28, 2023	Sep. 13, 2023	Jul. 31, 2023	May 10, 2023	Apr. 30, 2023	Mar. 15, 2023	Oct. 31, 2022	Sep. 07, 2022	Apr. 30, 2022	Dec. 13, 2021	Oct. 31, 2021	Apr. 30, 2021	Mar. 10, 2021	Dec. 09, 2020	Nov. 16, 2020	Oct. 31, 2020	May 20, 2020	Apr. 30, 2020	Apr. 14, 2020	Dec. 03, 2019	Oct. 31, 2019	Mar. 12, 2019	Oct. 31, 2018	Aug. 07, 2018	Jun. 15, 2018	Nov. 08, 2017	Oct. 31, 2017	Nov. 15, 2016	Oct. 31, 2016	May 11, 2016	Oct. 31, 2015	Sep. 29, 2015	Jan. 07, 2015	Nov. 05, 2014	Oct. 31, 2014
C000141385 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JPMorgan Diversified Return International Equity ETF - Net Asset Value
Account Value		$ 15,482	$ 15,482	$ 15,482	$ 15,482	$ 15,482	$ 15,482	$ 15,482	$ 15,482	$ 15,482	$ 15,482	$ 15,482	$ 15,482	$ 15,482	$ 15,482	$ 15,482	$ 15,482	$ 15,482	$ 15,482	$ 15,482	$ 15,482	$ 15,482	$ 15,482	$ 15,482	$ 15,482	$ 15,482	$ 15,482	$ 15,482	$ 15,482															$ 12,802							$ 11,114				$ 14,474					$ 11,489					$ 12,317		$ 11,505				$ 12,334		$ 10,249		$ 10,265			$ 10,000
Average Annual Return, Percent					20.93%														4.68%									4.47%
C000141386 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JPMorgan Diversified Return Emerging Markets Equity ETF - Net Asset Value
Account Value		14,896.78174	14,896.78174	14,896.78174	$ 14,896.78174	14,896.78174	14,896.78174	14,896.78174	14,896.78174	14,896.78174	14,896.78174	14,896.78174	14,896.78174	14,896.78174	14,896.78174	14,896.78174	14,896.78174	14,896.78174	$ 14,896.78174	14,896.78174	14,896.78174	14,896.78174	14,896.78174	14,896.78174	14,896.78174	14,896.78174	$ 14,896.78174	$ 14,896.78174	14,896.78174															12,764.3112							11,633.6484				13,785.59605					10,860.45723					12,229.98556		11,118.48945				11,945.9502		10,042.48928		9,046		$ 10,000
Average Annual Return, Percent					16.71%														4.02%								4.14%
C000146462 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JPMorgan Diversified Return U.S. Equity ETF - Net Asset Value
Account Value		27,797	27,797	27,797	$ 27,797	27,797	27,797	27,797	27,797	27,797	27,797	27,797	27,797	27,797	27,797	27,797	27,797	27,797	$ 27,797	27,797	27,797	27,797	27,797	27,797	27,797	$ 27,797	$ 27,797	27,797	27,797															21,181							21,252				22,457					15,999					16,226		14,532				13,874		11,467		10,826	$ 10,000
Average Annual Return, Percent					31.24%														11.37%							11.91%
C000168940 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JPMorgan Diversified Return U.S. Mid Cap Equity ETF - Net Asset Value
Account Value		23,699	23,699	23,699	$ 23,699	23,699	23,699	23,699	23,699	23,699	23,699	23,699	23,699	23,699	23,699	23,699	23,699	23,699	$ 23,699	23,699	23,699	23,699	23,699	23,699	$ 23,699	$ 23,699	23,699	23,699	23,699															18,148							18,477				20,038					13,865					14,099		12,849				12,525		10,330	$ 10,000
Average Annual Return, Percent					30.59%														10.95%						10.72%
C000173015 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JPMorgan Diversified Return U.S. Small Cap Equity ETF - Net Asset Value
Account Value		20,809	20,809	20,809	$ 20,809	20,809	20,809	20,809	20,809	20,809	20,809	20,809	20,809	20,809	20,809	20,809	20,809	20,809	$ 20,809	20,809	20,809	20,809	20,809	$ 20,809	$ 20,809	20,809	20,809	20,809	20,809															16,313							17,090				19,115					12,061					12,694		12,015				11,596	$ 10,000
Average Annual Return, Percent					27.56%														10.39%					9.64%
C000194672 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JPMorgan U.S. Momentum Factor ETF - Net Asset Value
Account Value		24,626	24,626	24,626	$ 24,626	24,626	24,626	24,626	24,626	24,626	24,626	24,626	24,626	24,626	24,626	24,626	24,626	24,626	$ 24,626	24,626	24,626	24,626	$ 24,626	$ 24,626	24,626	24,626	24,626	24,626	24,626															17,118							16,134				19,912					13,956					11,891		10,517			$ 10,000
Average Annual Return, Percent					43.86%														15.67%				13.79%
C000194673 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JPMorgan U.S. Value Factor ETF - Net Asset Value
Account Value		20,459	20,459	20,459	$ 20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	$ 20,459	20,459	20,459	20,459	$ 20,459	20,459	20,459	20,459	20,459	20,459	20,459															15,498							14,886				16,396					10,831					11,448		10,312			10,000
Average Annual Return, Percent					32.01%														12.31%				10.80%
C000194674 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JPMorgan U.S. Quality Factor ETF - Net Asset Value
Account Value		24,977	24,977	24,977	$ 24,977	24,977	24,977	24,977	24,977	24,977	24,977	24,977	24,977	24,977	24,977	24,977	24,977	24,977	$ 24,977	24,977	24,977	24,977	$ 24,977	24,977	24,977	24,977	24,977	24,977	24,977															18,607							16,591				18,607					13,293					12,341		10,815			10,000
Average Annual Return, Percent					34.23%														15.14%				14.02%
C000200803 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JPMorgan BetaBuilders Canada ETF - Net Asset Value
Account Value		16,758	16,758	16,758	$ 16,758	16,758	16,758	16,758	16,758	16,758	16,758	16,758	16,758	16,758	16,758	16,758	16,758	16,758	$ 16,758	16,758	$ 16,758	16,758	$ 16,758	16,758	16,758	16,758	16,758	16,758	16,758															12,744							12,892				14,876					9,866					10,383		9,182	$ 10,000
Average Annual Return, Percent					31.51%														10.05%		8.64%
C000200804 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF - Net Asset Value
Account Value		13,074	13,074	13,074	$ 13,074	13,074	13,074	13,074	13,074	13,074	13,074	13,074	13,074	13,074	13,074	13,074	13,074	13,074	$ 13,074	13,074	$ 13,074	13,074	13,074	13,074	13,074	13,074	13,074	13,074	13,074															10,724							10,160				12,637					9,636					10,460		9,003	10,000
Average Annual Return, Percent					21.92%														4.56%		4.39%
C000200805 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JPMorgan BetaBuilders Europe ETF - Net Asset Value
Account Value		14,482	14,482	14,482	$ 14,482	14,482	14,482	14,482	14,482	14,482	14,482	14,482	14,482	14,482	14,482	14,482	14,482	14,482	$ 14,482	14,482	$ 14,482	$ 14,482	14,482	14,482	14,482	14,482	14,482	14,482	14,482															11,781							10,092				13,108					9,261					10,168		9,125		$ 10,000
Average Annual Return, Percent					22.93%														7.33%			5.98%
C000200806 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JPMorgan BetaBuilders Japan ETF - Net Asset Value
Account Value		12,688	12,688	12,688	$ 12,688	12,688	12,688	12,688	12,688	12,688	12,688	12,688	12,688	12,688	12,688	12,688	12,688	12,688	$ 12,688	12,688	12,688	$ 12,688	12,688	12,688	12,688	12,688	12,688	12,688	12,688															10,681							9,013				12,011					10,053					9,966		9,165		10,000
Average Annual Return, Percent					18.79%														4.95%			3.80%
C000209992 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JPMorgan BetaBuilders U.S. Equity ETF - Net Asset Value
Account Value		22,269	22,269	22,269	$ 22,269	22,269	22,269	22,269	22,269	22,269	22,269	22,269	22,269	22,269	22,269	22,269	22,269	22,269	$ 22,269	$ 22,269	22,269	$ 22,269	22,269	22,269	22,269	22,269	22,269	22,269	22,269															16,096							14,600				17,468					12,214					10,995	$ 10,000
Average Annual Return, Percent					38.35%														15.16%	15.26%
C000216193 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JPMorgan BetaBuilders International Equity ETF - Net Asset Value
Account Value		13,633	13,633	13,633	$ 13,633	13,633	13,633	13,633	13,633	13,633	13,633	13,633	13,633	13,633	13,633	13,633	13,633	$ 13,633	$ 13,633	$ 13,633	13,633	13,633	13,633	13,633	13,633	13,633	13,633	13,633	13,633								$ 13,096							11,186					$ 12,031		9,669		$ 10,973		12,560	$ 12,036				9,355		$ 8,526		$ 10,000
Average Annual Return, Percent					21.88%													6.51%
C000218319 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JPMorgan BetaBuilders U.S. Mid Cap Equity ETF - Net Asset Value
Account Value		19,599	19,599	19,599	$ 19,599	19,599	19,599	19,599	19,599	19,599	19,599	19,599	19,599	19,599	19,599	19,599	$ 19,599	$ 19,599	19,599	19,599	19,599	19,599	19,599	19,599	19,599	19,599	19,599	19,599	19,599															14,580							14,964				18,675					12,691			$ 10,000
Average Annual Return, Percent					34.43%												15.95%
C000218815 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JPMorgan International Growth ETF - Net Asset Value
Account Value		12,933	12,933	12,933	$ 12,933	12,933	12,933	12,933	12,933	12,933	12,933	12,933	12,933	12,933	12,933	$ 12,933	$ 12,933	12,933	12,933	12,933	12,933	12,933	12,933	12,933	12,933	12,933	12,933	12,933	12,933								12,143							10,293					11,535		9,355		10,964		15,266	14,527				12,151	$ 10,000
Average Annual Return, Percent					25.64%											5.95%
C000221046 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JPMorgan BetaBuilders U.S. Small Cap Equity ETF - Net Asset Value
Account Value		13,641	13,641	13,641	$ 13,641	13,641	13,641	13,641	13,641	13,641	13,641	13,641	13,641	13,641	$ 13,641	$ 13,641	13,641	13,641	13,641	13,641	13,641	13,641	13,641	13,641	13,641	13,641	13,641	13,641	13,641								11,999							10,000					10,638		10,887		10,918		13,256	12,907			$ 10,000
Average Annual Return, Percent					36.40%										8.16%
C000221056 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JPMorgan Carbon Transition U.S. Equity ETF - Net Asset Value
Account Value		16,458	16,458	16,458	$ 16,458	16,458	16,458	16,458	16,458	16,458	16,458	16,458	16,458	$ 16,458	$ 16,458	16,458	16,458	16,458	16,458	16,458	16,458	16,458	16,458	16,458	16,458	16,458	16,458	16,458	16,458								14,488							11,952					11,752		10,880		11,452		12,768	11,438		$ 10,000
Average Annual Return, Percent					37.71%									13.65%
C000225965 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JPMorgan ActiveBuilders Emerging Markets Equity ETF - Net Asset Value
Account Value		8,775	8,775	8,775	$ 8,775	8,775	8,775	8,775	8,775	8,775	8,775	8,775	$ 8,775	$ 8,775	8,775	8,775	8,775	8,775	8,775	8,775	8,775	8,775	8,775	8,775	8,775	8,775	8,775	8,775	8,775								8,168							7,272					7,730		6,574		8,068		9,983	10,296	$ 10,000
Average Annual Return, Percent					20.67%								(3.52%)
C000231073 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JPMorgan Climate Change Solutions ETF - Net Asset Value
Account Value		10,065	10,065	10,065	$ 10,065	10,065	10,065	10,065	10,065	10,065	10,065	$ 10,065	$ 10,065	10,065	10,065	10,065	10,065	10,065	10,065	10,065	10,065	10,065	10,065	10,065	10,065	10,065	10,065	10,065	10,065								9,111							7,208					8,261		7,413		7,876	$ 10,000
Average Annual Return, Percent					39.65%							0.23%
C000231437 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JPMorgan International Research Enhanced Equity ETF - Net Asset Value
Account Value		16,734	16,734	16,734	$ 16,734	16,734	16,734	16,734	16,734	16,734	16,734	$ 16,734	16,734	16,734	16,734	16,734	16,734	16,734	$ 16,734	16,734	16,734	16,734	16,734	16,734	16,734	16,734	16,734	16,734	$ 16,734															13,818							11,793				15,128					11,129					12,224		11,034				12,034		9,728		10,000				$ 10,000
Average Annual Return, Percent					21.10%														6.48%										5.28%
C000235631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JPMorgan Sustainable Infrastructure ETF - Net Asset Value
Account Value		11,101	11,101	11,101	$ 11,101	11,101	11,101	11,101	11,101	11,101	$ 11,101	11,101	11,101	11,101	11,101	11,101	11,101	11,101	$ 11,101	11,101	11,101	11,101	11,101	11,101	11,101	11,101	11,101	11,101	$ 11,101								9,731							8,897					10,028		8,950	$ 10,000
Average Annual Return, Percent					24.78%						4.98%
C000240773 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JPMorgan BetaBuilders Emerging Markets Equity ETF - Net Asset Value
Account Value		11,685	11,685	11,685	$ 11,685	11,685	11,685	11,685	$ 11,685	11,685	$ 11,685	11,685	11,685	11,685	11,685	11,685	11,685	11,685	11,685	11,685	11,685	11,685	11,685	11,685	11,685	11,685	11,685	11,685	11,685				$ 11,448				10,803			$ 10,163				9,512			$ 10,796	$ 10,000
Average Annual Return, Percent					22.84%				11.12%
C000241063 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JPMorgan Active China ETF - Net Asset Value
Account Value		9,756	9,756	9,756	$ 9,756	9,756	9,756	9,756	$ 9,756	$ 9,756	9,756	9,756	9,756	9,756	9,756	9,756	9,756	9,756	9,756	9,756	9,756	9,756	9,756	9,756	9,756	9,756	9,756	9,756	9,756				8,649				8,776			7,546				8,460			10,175		9,942	$ 10,000
Average Annual Return, Percent					15.31%					(1.51%)
C000243005 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JPMorgan Healthcare Leaders ETF - Net Asset Value
Account Value		12,051	12,051	12,051	$ 12,051	12,051	12,051	12,051	12,051	$ 12,051	12,051	12,051	12,051	12,051	12,051	12,051	12,051	12,051	12,051	12,051	12,051	12,051	12,051	12,051	12,051	12,051	12,051	12,051	12,051	$ 12,675		$ 13,232	12,558	$ 12,233	$ 11,962		11,747	$ 12,200	$ 11,872	11,457	$ 11,238	$ 10,594	$ 10,000
Average Annual Return, Percent	[1]				20.51%
C000243909 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JPMorgan Global Select Equity ETF - Net Asset Value
Account Value		12,817	12,817	12,817	$ 12,817	12,817	12,817	$ 12,817	12,817	12,817	12,817	12,817	12,817	12,817	12,817	12,817	12,817	12,817	12,817	12,817	12,817	12,817	12,817	12,817	12,817	12,817	12,817	12,817	12,817				12,570				11,588			11,107				9,596		$ 10,000
Average Annual Return, Percent					33.57%			24.52%
C000243910 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JPMorgan International Value ETF - Net Asset Value
Account Value		12,015	12,015	12,015	$ 12,015	12,015	12,015	$ 12,015	12,015	12,015	12,015	12,015	12,015	12,015	12,015	12,015	12,015	12,015	12,015	12,015	12,015	12,015	12,015	12,015	12,015	12,015	12,015	12,015	12,015				12,045				11,367			10,535				9,585		10,000
Average Annual Return, Percent					25.35%			17.61%
C000244865 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JPMorgan Hedged Equity Laddered Overlay ETF - Net Asset Value
Account Value		12,265	12,265	12,265	$ 12,265	12,265	$ 12,265	$ 12,265	12,265	12,265	12,265	12,265	12,265	12,265	12,265	12,265	12,265	12,265	12,265	12,265	12,265	12,265	12,265	12,265	12,265	12,265	12,265	12,265	12,265				11,831				11,020			10,745				9,856	$ 10,000
Average Annual Return, Percent					24.45%		20.60%
C000248102 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JPMorgan Active Developing Markets Equity ETF - Net Asset Value
Account Value		10,023	$ 10,023	10,023	$ 10,023	10,023	$ 10,023	10,023	10,023	10,023	10,023	10,023	10,023	10,023	10,023	10,023	10,023	10,023	10,023	10,023	10,023	10,023	10,023	10,023	10,023	10,023	10,023	10,023	10,023	10,406		9,981	9,846	9,921	9,544	$ 10,000
Average Annual Return, Percent	[2]		0.23%
C000251303 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JPMorgan Dividend Leaders ETF - Net Asset Value
Account Value		$ 9,812	$ 9,812	9,812	$ 9,812	9,812	9,812	9,812	9,812	9,812	9,812	9,812	9,812	9,812	9,812	9,812	9,812	9,812	9,812	9,812	9,812	9,812	9,812	9,812	9,812	9,812	9,812	9,812	9,812	10,110	$ 10,000
Average Annual Return, Percent	[3]	(1.88%)
FTSE Developed ex North America Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					FTSE Developed ex North America Index (net total return)
Account Value		$ 16,747	16,747	16,747	$ 16,747	16,747	16,747	16,747	16,747	16,747	16,747	16,747	16,747	16,747	16,747	16,747	16,747	16,747	$ 16,747	16,747	16,747	16,747	16,747	16,747	16,747	16,747	16,747	$ 16,747	16,747															13,704							12,012				15,765					11,789					12,468		11,279				12,198		9,807		10,064			10,000
Average Annual Return, Percent					22.21%														6.08%									5.30%
FTSE Emerging Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					FTSE Emerging Index (net total return)
Account Value		15,876.8495319182	15,876.8495319182	15,876.8495319182	$ 15,876.8495319182	15,876.8495319182	15,876.8495319182	15,876.8495319182	15,876.8495319182	15,876.8495319182	15,876.8495319182	15,876.8495319182	15,876.8495319182	15,876.8495319182	15,876.8495319182	15,876.8495319182	15,876.8495319182	15,876.8495319182	$ 15,876.8495319182	15,876.8495319182	15,876.8495319182	15,876.8495319182	15,876.8495319182	15,876.8495319182	15,876.8495319182	15,876.8495319182	$ 15,876.8495319182	$ 15,876.8495319182	15,876.8495319182															12,432.3231504627							11,209.8320841696				15,653.6043904407					13,372.5686891875					12,437.0880474994		10,947.6159734047				12,288.5732730408		10,123.1209074661		9,099.88010695287		10,000
Average Annual Return, Percent					27.71%														5.00%								4.82%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000 Index
Account Value		15,984	15,984	15,984	$ 15,984	15,984	15,984	15,984	15,984	15,984	15,984	15,984	15,984	$ 15,984	15,984	15,984	15,984	15,984	$ 15,984	15,984	15,984	15,984	$ 15,984	15,984	15,984	$ 15,984	$ 15,984	15,984	15,984								14,027							11,577					11,421		10,574		11,217		12,645	11,457		10,000												10,000
Average Annual Return, Percent					38.07%									12.81%					15.00%				13.63%			14.74%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000 Index
Account Value		30,932	30,932	30,932	$ 30,932	30,932	30,932	30,932	30,932	30,932	30,932	30,932	30,932	$ 30,932	30,932	30,932	30,932	30,932	$ 30,932	30,932	30,932	30,932	$ 30,932	$ 30,932	$ 30,932	$ 30,932	30,932	30,932	30,932															22,438							20,703				24,799					17,234					15,646		13,786				12,933		10,432	10,000
Average Annual Return, Percent					37.86%														14.60%					14.16%	14.26%
Morningstar Canada Target Market Exposure IndexSM net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar® Canada Target Market Exposure IndexSM (net total return)
Account Value		16,504	16,504	16,504	$ 16,504	16,504	16,504	16,504	16,504	16,504	16,504	16,504	16,504	16,504	16,504	16,504	16,504	16,504	$ 16,504	16,504	$ 16,504	16,504	16,504	$ 16,504	$ 16,504	16,504	16,504	16,504	16,504															12,569							12,725				14,694					9,772					10,346		9,179	10,000
Average Annual Return, Percent					31.31%														9.79%		8.37%
Morningstar Developed Asia Pacific ex Japan Target Market Exposure IndexSM net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM (net total return)
Account Value		13,163	13,163	13,163	$ 13,163	13,163	13,163	13,163	13,163	13,163	13,163	13,163	13,163	13,163	13,163	13,163	13,163	13,163	$ 13,163	13,163	$ 13,163	13,163	13,163	13,163	13,163	13,163	13,163	13,163	13,163															10,723							10,178				12,616					9,626					10,489		8,983	$ 10,000
Average Annual Return, Percent					22.76%														4.65%		4.51%
Morningstar Developed Europe Target Market Exposure IndexSM net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar® Developed Europe Target Market Exposure IndexSM (net total return)
Account Value		14,307	14,307	14,307	$ 14,307	14,307	14,307	14,307	14,307	14,307	14,307	14,307	14,307	14,307	14,307	14,307	14,307	14,307	$ 14,307	14,307	$ 14,307	$ 14,307	14,307	14,307	14,307	14,307	14,307	14,307	14,307															11,659							10,058				13,084					9,253					10,163		9,161		10,000
Average Annual Return, Percent					22.72%														7.08%			5.78%
Morningstar Japan Target Market Exposure IndexSM net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar® Japan Target Market Exposure IndexSM (net total return)
Account Value		12,822	12,822	12,822	$ 12,822	12,822	12,822	12,822	12,822	12,822	12,822	12,822	12,822	12,822	12,822	12,822	12,822	12,822	$ 12,822	12,822	12,822	$ 12,822	12,822	12,822	12,822	12,822	12,822	12,822	12,822															10,499							8,986				11,927					9,971					9,991		9,162		$ 10,000
Average Annual Return, Percent					22.13%														5.12%			3.98%
Morningstar US Target Market Exposure IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar® US Target Market Exposure IndexSM
Account Value		22,300	22,300	22,300	$ 22,300	22,300	22,300	22,300	22,300	22,300	22,300	22,300	22,300	22,300	22,300	22,300	22,300	22,300	$ 22,300	$ 22,300	22,300	$ 22,300	22,300	22,300	22,300	22,300	22,300	22,300	22,300															16,118							14,616				17,488					12,222					10,998	$ 10,000
Average Annual Return, Percent					38.35%														15.19%	15.30%
Morningstar Developed Markets ex North America Target Market Exposure IndexSM net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (net total return)
Account Value		13,539	13,539	13,539	$ 13,539	13,539	13,539	13,539	13,539	13,539	13,539	13,539	13,539	13,539	13,539	13,539	13,539	$ 13,539	$ 13,539	$ 13,539	13,539	13,539	13,539	13,539	13,539	13,539	13,539	13,539	13,539								13,088							11,039					11,935		9,628		11,028		12,496	12,006				9,315		$ 8,558		$ 10,000
Average Annual Return, Percent					22.65%													6.37%
Morningstar US Market IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar® US Market IndexSM
Account Value		21,427	21,427	21,427	$ 21,427	21,427	21,427	21,427	21,427	21,427	21,427	21,427	21,427	21,427	$ 21,427	21,427	$ 21,427	$ 21,427	21,427	21,427	21,427	21,427	21,427	21,427	21,427	21,427	21,427	21,427	21,427								14,320							15,516					11,570		14,114		11,391		16,961	11,735			10,000	11,831			10,000
Average Annual Return, Percent					38.09%										13.41%		18.26%
MSCI ACWI ex USA Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex USA Index (net total return)
Account Value		15,093	15,093	15,093	$ 15,093	15,093	15,093	$ 15,093	15,093	15,093	15,093	15,093	15,093	15,093	$ 15,093	$ 15,093	$ 15,093	15,093	15,093	15,093	15,093	15,093	15,093	15,093	15,093	15,093	15,093	15,093	15,093				11,608				14,287			10,628				12,139		10,000			13,068		10,832		12,682		14,390	14,140				11,098	10,000
Average Annual Return, Percent					24.33%			14.54%								9.70%
Morningstar US Market IndexSM C000221046 [Member]
Account Value [Line Items]
Average Annual Return, Percent					38.35%
MSCI Emerging Markets Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets Index (net total return)
Account Value		9,289	$ 9,289	9,289	$ 9,289	9,289	9,289	$ 9,289	9,289	9,289	9,289	9,289	$ 9,289	9,289	9,289	$ 9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	10,806		10,129	9,968	9,939	9,562	$ 10,000	8,554							7,413					7,785		6,690		8,327		9,700	10,196	$ 10,000
Average Annual Return, Percent			3.25% [2]		25.32%								(2.01%)
MSCI ACWI Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI Index (net total return)
Account Value		$ 11,807	$ 11,807	11,807	$ 11,807	11,807	11,807	11,807	11,807	11,807	$ 11,807	$ 11,807	$ 11,807	11,807	11,807	11,807	11,807	11,807	11,807	11,807	11,807	11,807	11,807	11,807	11,807	11,807	11,807	11,807	11,807	10,103	$ 10,000						10,650							8,892					9,067		8,047	$ 10,000	8,883	$ 10,000
Average Annual Return, Percent		(1.24%) [3]			32.79%						17.69%	5.93%
MSCI EAFE Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index (net total return)
Account Value		$ 16,714	16,714	16,714	$ 16,714	16,714	16,714	16,714	16,714	16,714	$ 16,714	$ 16,714	16,714	16,714	16,714	16,714	16,714	16,714	$ 16,714	16,714	16,714	16,714	16,714	16,714	16,714	16,714	16,714	16,714	$ 16,714															13,592							11,881				15,430					11,500					12,347		11,119				11,937		9,671		9,993				$ 10,000
Average Annual Return, Percent					22.97%														6.24%										5.27%
Morningstar Emerging Markets Target Market Exposure IndexSM net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar® Emerging Markets Target Market Exposure IndexSM (net total return)
Account Value		11,918	11,918	11,918	$ 11,918	11,918	11,918	11,918	$ 11,918	11,918	11,918	11,918	11,918	11,918	11,918	11,918	11,918	11,918	$ 11,918	11,918	11,918	11,918	11,918	11,918	11,918	11,918	11,918	11,918	$ 11,918				11,548				11,003			10,256				9,532			10,802	$ 10,000
Average Annual Return, Percent					25.04%				12.65%
MSCI China All Shares Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI China All Shares Index (net total return)
Account Value		10,390	10,390	10,390	$ 10,390	10,390	10,390	10,390	$ 10,390	$ 10,390	10,390	10,390	10,390	10,390	10,390	10,390	10,390	10,390	10,390	10,390	10,390	10,390	10,390	10,390	10,390	10,390	10,390	10,390	10,390				8,905				9,089			7,897				8,769			$ 10,223		10,004	$ 10,000
Average Annual Return, Percent					18.47%					2.38%
MSCI World Healthcare Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World Healthcare Index (net total return)
Account Value		11,936	11,936	$ 11,936	$ 11,936	11,936	11,936	11,936	11,936	$ 11,936	11,936	11,936	11,936	11,936	11,936	11,936	11,936	11,936	11,936	11,936	11,936	11,936	11,936	11,936	11,936	11,936	11,936	11,936	11,936	12,540		12,926	12,253	11,865	11,644		11,341	11,808	11,536	11,282	10,987	10,522	10,000
Average Annual Return, Percent	[1]				19.36%
MSCI World Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Index (net total return)
Account Value		12,538	12,538	$ 12,538	$ 12,538	$ 12,538	12,538	$ 12,538	12,538	12,538	12,538	12,538	12,538	12,538	12,538	12,538	12,538	12,538	12,538	12,538	12,538	12,538	12,538	12,538	12,538	12,538	12,538	12,538	12,538	$ 13,497		$ 13,255	12,238	$ 12,690	$ 12,437		11,283	$ 12,364	$ 11,979	10,891	$ 11,356	$ 10,824	$ 10,000	9,379		10,000
Average Annual Return, Percent				33.68%		32.30%		22.15%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Account Value		13,475	13,475	$ 13,475	$ 13,475	$ 13,475	$ 13,475	$ 13,475	13,475	13,475	13,475	13,475	13,475	13,475	13,475	13,475	13,475	13,475	13,475	13,475	13,475	13,475	13,475	13,475	13,475	13,475	13,475	13,475	13,475				12,999				11,812			11,326				9,764	10,000
Average Annual Return, Percent					38.02%		31.51%
JP Morgan Diversified Factor International Equity Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JP Morgan Diversified Factor International Equity Index (net total return)
Account Value		15,993	15,993	15,993	$ 15,993	15,993	$ 15,993	15,993	15,993	15,993	15,993	15,993	15,993	15,993	15,993	15,993	15,993	15,993	$ 15,993	15,993	15,993	15,993	15,993	15,993	15,993	15,993	15,993	$ 15,993	15,993															13,096							11,402				14,792					11,705					12,550		11,696				12,482		10,356		10,371			$ 10,000
Average Annual Return, Percent					22.12%														4.97%									4.81%
JP Morgan Diversified Factor Emerging Markets Equity Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JP Morgan Diversified Factor Emerging Markets Equity Index (net total return)
Account Value		16,085.2576951251	16,085.2576951251	16,085.2576951251	$ 16,085.2576951251	16,085.2576951251	16,085.2576951251	16,085.2576951251	16,085.2576951251	16,085.2576951251	16,085.2576951251	16,085.2576951251	16,085.2576951251	16,085.2576951251	16,085.2576951251	16,085.2576951251	16,085.2576951251	16,085.2576951251	$ 16,085.2576951251	16,085.2576951251	16,085.2576951251	16,085.2576951251	16,085.2576951251	16,085.2576951251	16,085.2576951251	16,085.2576951251	$ 16,085.2576951251	$ 16,085.2576951251	16,085.2576951251															13,616.6330279127							12,329.7160193039				14,611.4262908185					11,383.1786252037					12,790.0346455756		11,557.8260016413				12,353.4711467761		10,275.8917796644		9,181.70526361725		$ 10,000
Average Annual Return, Percent					18.13%														4.69%								4.96%
JP Morgan Diversified Factor U S Equity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JP Morgan Diversified Factor US Equity Index
Account Value		28,355	28,355	28,355	$ 28,355	28,355	28,355	28,355	28,355	28,355	28,355	28,355	28,355	28,355	28,355	28,355	28,355	28,355	$ 28,355	28,355	28,355	28,355	28,355	28,355	28,355	$ 28,355	$ 28,355	28,355	28,355															21,566							21,602				22,799					16,213					16,438		14,696				13,983		11,516		$ 10,831	$ 10,000
Average Annual Return, Percent					31.48%														11.52%							12.15%
JP Morgan Diversified Factor US Mid Cap Equity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JP Morgan Diversified Factor US Mid Cap Equity Index
Account Value		24,197	24,197	24,197	$ 24,197	24,197	24,197	24,197	24,197	24,197	24,197	24,197	24,197	24,197	24,197	24,197	24,197	24,197	$ 24,197	24,197	24,197	24,197	24,197	24,197	$ 24,197	$ 24,197	24,197	24,197	24,197															18,481							18,775				20,326					14,026					14,233		12,938				12,587		10,351	10,000
Average Annual Return, Percent					30.93%														11.20%						11.00%
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell Midcap Index
Account Value		24,669	24,669	24,669	$ 24,669	24,669	24,669	24,669	24,669	24,669	24,669	24,669	24,669	24,669	24,669	24,669	24,669	24,669	$ 24,669	24,669	24,669	24,669	24,669	24,669	$ 24,669	24,669	24,669	24,669	24,669															18,220							18,406				22,220					15,282					14,677		12,907				12,556		$ 10,369	$ 10,000
Average Annual Return, Percent					35.39%														10.94%						11.25%
JP Morgan Diversified Factor US Small Cap Equity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JP Morgan Diversified Factor US Small Cap Equity Index
Account Value		21,141	21,141	21,141	$ 21,141	21,141	21,141	21,141	21,141	21,141	21,141	21,141	21,141	21,141	21,141	21,141	21,141	21,141	$ 21,141	21,141	21,141	21,141	21,141	$ 21,141	$ 21,141	21,141	21,141	21,141	21,141															16,527							17,278				19,292					12,157					12,793		12,081				11,623	10,000
Average Annual Return, Percent					27.92%														10.57%					9.86%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000 Index
Account Value		18,782	18,782	18,782	$ 18,782	18,782	18,782	18,782	18,782	18,782	18,782	18,782	18,782	18,782	18,782	18,782	18,782	18,782	$ 18,782	18,782	18,782	18,782	18,782	$ 18,782	18,782	18,782	18,782	18,782	18,782															14,009							15,321				18,808					12,472					12,490		11,906				$ 11,689	$ 10,000
Average Annual Return, Percent					34.07%														8.50%					8.24%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000 Growth Index
Account Value		30,597	30,597	30,597	$ 30,597	30,597	30,597	30,597	30,597	30,597	30,597	30,597	30,597	30,597	30,597	30,597	30,597	30,597	$ 30,597	30,597	30,597	30,597	$ 30,597	$ 30,597	30,597	30,597	30,597	30,597	30,597															21,282							17,892				23,728					16,569					12,822		10,950			10,000
Average Annual Return, Percent					43.77%														19.00%				17.38%
JP Morgan US Momentum Factor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JP Morgan US Momentum Factor Index
Account Value		24,838	24,838	24,838	$ 24,838	24,838	24,838	24,838	24,838	24,838	24,838	24,838	24,838	24,838	24,838	24,838	24,838	24,838	$ 24,838	24,838	24,838	24,838	$ 24,838	24,838	24,838	24,838	24,838	24,838	24,838															17,257							16,248				20,035					14,018					11,929		10,541			10,000
Average Annual Return, Percent					43.93%														15.80%				13.93%
JP Morgan US Value Factor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JP Morgan US Value Factor Index
Account Value		20,734	20,734	20,734	$ 20,734	20,734	20,734	20,734	20,734	20,734	20,734	20,734	20,734	20,734	20,734	20,734	20,734	20,734	$ 20,734	20,734	20,734	20,734	$ 20,734	20,734	20,734	20,734	20,734	20,734	20,734															15,706							15,077				16,598					10,951					11,547		10,351			10,000
Average Annual Return, Percent					32.01%														12.42%				11.02%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000 Value Index
Account Value		18,518	18,518	18,518	$ 18,518	18,518	18,518	18,518	18,518	18,518	18,518	18,518	18,518	18,518	18,518	18,518	18,518	18,518	$ 18,518	18,518	18,518	18,518	$ 18,518	18,518	18,518	18,518	18,518	18,518	18,518															14,138							14,119				15,181					10,560					11,424		10,272			10,000
Average Annual Return, Percent					30.98%														10.14%				9.23%
JP Morgan US Quality Factor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JP Morgan US Quality Factor Index
Account Value		25,168	25,168	25,168	$ 25,168	25,168	25,168	25,168	25,168	25,168	25,168	25,168	25,168	25,168	25,168	25,168	25,168	25,168	$ 25,168	25,168	25,168	25,168	$ 25,168	25,168	25,168	25,168	25,168	25,168	25,168															18,753							16,709				18,723					13,362					$ 12,393		$ 10,837			$ 10,000
Average Annual Return, Percent					34.21%														15.22%				14.14%
Morningstar US Mid Cap Target Market Exposure Extended IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar® US Mid Cap Target Market Exposure Extended IndexSM
Account Value		13,539	13,539	13,539	$ 13,539	13,539	13,539	13,539	13,539	13,539	13,539	13,539	13,539	13,539	13,539	13,539	$ 13,539	13,539	$ 13,539	13,539	13,539	13,539	$ 13,539	13,539	13,539	13,539	13,539	13,539	13,539															11,039							9,628				12,496					9,315			$ 10,000
Average Annual Return, Percent					34.49%												15.99%
MSCI ACWI ex USA Growth Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex USA Growth Index (net total return)
Account Value		13,374	13,374	13,374	$ 13,374	13,374	13,374	13,374	13,374	13,374	13,374	13,374	13,374	13,374	13,374	$ 13,374	$ 13,374	13,374	13,374	13,374	13,374	13,374	13,374	13,374	13,374	13,374	13,374	13,374	13,374								12,722							10,684					11,883		9,785		11,628		14,180	13,881				$ 11,553	$ 10,000
Average Annual Return, Percent					25.18%											6.76%
Morningstar US Small Cap Target Market Exposure Extended IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar® US Small Cap Target Market Exposure Extended IndexSM
Account Value		13,634	13,634	13,634	$ 13,634	13,634	13,634	13,634	13,634	13,634	13,634	13,634	13,634	13,634	$ 13,634	$ 13,634	13,634	13,634	13,634	13,634	13,634	13,634	13,634	13,634	13,634	13,634	13,634	13,634	13,634								11,989							9,996					10,639		10,886		10,926		13,267	12,913			$ 10,278
Average Annual Return, Percent					36.40%										8.15%
JPMorgan Asset Management Carbon Transition US Equity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JPMorgan Asset Management Carbon Transition U.S. Equity Index
Account Value		16,538	16,538	16,538	$ 16,538	16,538	16,538	16,538	16,538	16,538	16,538	16,538	16,538	$ 16,538	$ 16,538	16,538	16,538	16,538	16,538	16,538	16,538	16,538	16,538	16,538	16,538	16,538	16,538	16,538	16,538								14,543							12,002					$ 11,795		$ 10,912		$ 11,477		$ 12,788	$ 11,444		$ 10,000
Average Annual Return, Percent					37.80%									13.80%
MSCI ACWI ex USA Value Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex USA Value Index (net total return)
Account Value		11,673	11,673	11,673	$ 11,673	11,673	11,673	$ 11,673	11,673	11,673	11,673	11,673	11,673	$ 11,673	11,673	11,673	11,673	11,673	11,673	11,673	11,673	11,673	11,673	11,673	11,673	11,673	11,673	11,673	11,673				11,621				10,992			10,578				9,447		$ 10,000
Average Annual Return, Percent					23.56%			14.67%
ICE BofA 3 Month US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA 3-Month US Treasury Bill Index
Account Value		$ 10,591	$ 10,591	$ 10,591	$ 10,591	$ 10,591	$ 10,591	$ 10,591	$ 10,591	$ 10,591	$ 10,591	$ 10,591	$ 10,591	$ 10,591	$ 10,591	$ 10,591	$ 10,591	$ 10,591	$ 10,591	$ 10,591	$ 10,591	$ 10,591	$ 10,591	$ 10,591	$ 10,591	$ 10,591	$ 10,591	$ 10,591	$ 10,591				$ 10,455				$ 10,317			$ 10,185				$ 10,049	$ 10,000
Average Annual Return, Percent					5.39%		5.41%

[1]	Not annualized.
[2]	Not annualized.
[3]	Not annualized.